Future Minimum Lease Payments and Debt Maturities (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Credit Facilities And Lease Commitments [Abstract]
2018		$ 129
2019		107
2020		84
2021		69
2022		63
Thereafter		246
Total obligations and commitments		698
Total debt and lease obligations		698
2018		3
2019		2
2020		302
2021		402
2022		210
Thereafter		2,612
Total obligations and commitments		3,531
Discounts, premiums, and adjustments relating to hedging instruments		(19)
Total debt and lease obligations	[1]	$ 3,512	$ 2,782

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.